SHARE CAPITAL (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 18, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Statement [Line Items]
Warrant value		$ 330,277		$ 220,457
Warrants issued				183,486	193,939
Private Placements [Member]
Statement [Line Items]
Warrant value	$ 6,400,000
Warrants issued	3,878,789	1,834,862			3,878,789
Exercise price or warrants	$ 1.65		$ 2.00
Common stock shares issued	3,878,789
Proceed from private placement			$ 588,750